SCHEDULE OF ESTIMATED FAIR VALUE USING THE BLACK-SCHOLES OPTION PRICING MODEL (Details) - Warrant [Member]	Mar. 31, 2024
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	5.43
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	5.55
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	37.35
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	40.84
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	0
Measurement Input, Expected Term [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	0.25
Measurement Input, Expected Term [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	0.28
Measurement Input, Share Price [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	0.05
Measurement Input, Share Price [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant liabilities measurement input	0.06